Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income		$ 723,404	$ 254,189	$ 936,748
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of net premium on investments		57,900	34,708	14,478
Amortization of intangible assets		8,861	9,988	11,434
Net realized and unrealized investment gains		(37,797)	(454,319)	(886,670)
Loss on redemption of debt		0	0	15,175
Changes in:
Reinsurance balances, net		19,366	274,506	(397,563)
Reinsurance recoverable on paid and unpaid losses, net of ceded premiums payable		(637,908)	16,026	112,223
Funds held by reinsured companies		113,626	175,272	56,890
Deferred acquisition costs		(122,739)	74,871	(128,426)
Net tax assets and liabilities		3,256	(23,647)	17,118
Non-life and life and health reserves		903,324	944,263	713,281
Unearned premiums, net of prepaid reinsurance premiums		177,496	(235,968)	383,841
Other net changes in operating assets and liabilities		23,801	55,004	150,340
Net cash provided by operating activities		1,232,590	1,124,893	998,869
Cash flows from investing activities
Sales of fixed maturities		3,693,365	5,518,588	16,502,655
Redemptions of fixed maturities		2,381,821	1,821,934	738,478
Purchases of fixed maturities		(8,141,246)	(8,962,066)	(14,918,698)
Sales of short-term investments		252,527	3,637,532	1,914,640
Redemptions of short-term investments		321,609	1,971,826	724,033
Purchases of short-term investments		(372,901)	(5,006,397)	(3,142,818)
Sales of equities		161,501	143,932	133,891
Purchases of equities		(144,537)	(151,292)	(296,687)
Sales and redemptions of other invested assets		1,106,211	1,300,591	330,227
Purchases of other invested assets		(1,555,569)	(930,827)	(2,009,452)
Other, net		(31,903)	23,431	(94,263)
Net cash used in investing activities		(2,329,122)	(632,748)	(117,994)
Cash flows from financing activities
Dividends paid to common and preferred shareholders		(129,360)	(95,990)	(245,802)
Issuance of unrestricted Class B common shares	[1]	0	2,257	1,159
Redemption of Class B common shares	[1]	(581)	(5,157)	(6,540)
Issuance of preferred shares		193,887	0	0
Redemption of preferred shares		(637,241)	(66,985)	0
Issuance of debt		0	494,237	496,012
Redemption of debt		0	0	(512,697)
Net cash (used in) provided by financing activities		(573,295)	328,362	(267,868)
Effect of foreign exchange rate changes on cash		(20,109)	45,863	(6,451)
(Decrease) increase in cash and cash equivalents		(1,689,936)	866,370	606,556
Cash and cash equivalents—beginning of year		2,350,833	1,484,463	877,907
Cash and cash equivalents—end of year		660,897	2,350,833	1,484,463
Supplemental cash flow information:
Taxes paid		100,222	64,288	85,047
Interest paid		$ 56,177	$ 33,164	$ 38,650

[1]	Class B shares are recorded as a liability on the Company's Consolidated Balance Sheet. See Note 13 for further details.